Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventory, Work in Process and Raw Materials [Abstract]
Summary of Inventories

	As of December 31,
	2024	2025
	RMB	RMB	US$
Raw materials	32,827	28,445	4,068
Work in progress	6,617	4,373	625
Finished goods	14,319	15,758	2,253

Total	53,763	48,576	6,946